LONG-TERM BANK LOAN (Narrative) (Details) In Thousands, unless otherwise specified	12 Months Ended					12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 Credit facility [Member] Vimicro Tianjin [Member] USD ($)	Dec. 31, 2014 Credit facility [Member] Vimicro Tianjin [Member] CNY	Dec. 31, 2014 Long-term bank loan [Member] USD ($)	Dec. 31, 2013 Long-term bank loan [Member] USD ($)
Long-term bank loan [Line Items]
Net book value of construction and the underlying land use rights						$ 23,117
Maximum credit facility				29,600	186,000
Annualized variable interest rate as percentage of benchmark lending rate of the People's Bank of China				105.00%	105.00%
Interest expenses						887	800
Capitalized interest expenses as construction in progress	528	347	55			528	347
Amount drawn down under the facility				13,074	80,000
Percentage of repayment of principal amount in 2015 under the facility				30.00%	30.00%
Percentage of repayment of principal amount in 2016 under the facility				35.00%	35.00%
Short-term bank loan	$ 3,922